Consolidated Statements of Changes in Equity (USD $) In Thousands, except Share data	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income/(Loss)	Total Navios Holdings' Stockholders' Equity	Noncontrolling Interest
Balance, value at Dec. 31, 2011	$ 1,175,692	$ 0	$ 10	$ 542,582	$ 510,348	$ 6,166	$ 1,059,106	$ 116,586
Balance, shares at Dec. 31, 2011		8,479	102,409,364
Net (loss)/income	175,562				175,485		175,485	77
Total other comprehensive (loss)/income	(6,724)					(6,724)	(6,724)
Contribution from noncontrolling shareholders (Note 6 and 21)	0
Stock-based compensation expenses, value (Note 16)	4,795			4,795			4,795
Stock-based compensation expenses, shares (Note 16)			852,247
Cancellation of shares (Note 16)			(6,202)
Dividends declared/paid	(26,286)				(26,286)		(26,286)
Balance, value at Dec. 31, 2012	1,323,039	0	10	547,377	659,547	(558)	1,206,376	116,663
Balance, shares at Dec. 31, 2012		8,479	103,255,409
Net (loss)/income	(105,291)				(109,063)		(109,063)	3,772
Total other comprehensive (loss)/income	(10,614)					(10,614)	(10,614)
Navios Logistics acquisition of noncontrolling interest (Note 21)	(750)			(50)			(50)	(700)
Contribution from noncontrolling shareholders (Note 6 and 21)	3,905							3,905
Stock-based compensation expenses, value (Note 16)	5,451			5,451			5,451
Stock-based compensation expenses, shares (Note 16)			1,031,456
Cancellation of shares (Note 16)			(25,836)
Dividends declared/paid	(26,405)				(26,405)		(26,405)
Balance, value at Dec. 31, 2013	1,189,335	0	10	552,778	524,079	(11,172)	1,065,695	123,640
Balance, shares at Dec. 31, 2013		8,479	104,261,029
Net (loss)/income	(62,064)				(56,203)		(56,203)	(5,861)
Total other comprehensive (loss)/income	10,594					10,594	10,594
Issuance of preferred stock, net of expenses (Note 16), values	163,602			163,602			163,602
Issuance of preferred stock, net of expenses (Note 16), shares		68,000
Conversion of preferred stock to common stock (Note 16), values	1		1				1
Conversion of preferred stock to common stock (Note 16), shares	(1,410)	(1,410)	1,410,000
Contribution from noncontrolling shareholders (Note 6 and 21)	3,484							3,484
Acquisition of noncontrolling interest (Note 21)	(10,889)			(3,173)			(3,173)	(7,716)
Stock-based compensation expenses, value (Note 16)	8,258			8,258			8,258
Stock-based compensation expenses, shares (Note 16)			184,937
Cancellation of shares (Note 16)			(24,248)
Dividends declared/paid	(35,811)				(35,811)		(35,811)
Balance, value at Dec. 31, 2014	$ 1,266,510	$ 0	$ 11	$ 721,465	$ 432,065	$ (578)	$ 1,152,963	$ 113,547
Balance, shares at Dec. 31, 2014		75,069	105,831,718